Note 12 - Financial assets at fair value through other comprehensive income	6 Months Ended
Jun. 30, 2019
Financial Assets At Fair Value Through Other Comprehensive Income Abstract
Financial assets at fair value through other comprehensive income

12. Financial assets at fair value through other comprehensive income

12.1 Balance details

The breakdown of the balance by the main financial instruments in the accompanying consolidated balance sheets is as follows:

Financial assets designated at fair value through other comprehensive income (Millions of Euros)
	Notes	June 2019	December 2018
Debt securities	6.2.1	60.750	53.737
Impairment losses		(32)	(28)
Subtotal		60.718	53.709
Equity instruments	6.2.1	2.613	2.595
Loans and advances to credit institutions	6.2.1	33	33
Total		63.364	56.337

12.2 Debt securities

The breakdown of the balance under the heading “Debt securities at fair value through other comprehensive income” of the accompanying condensed interim consolidated financial statements, broken down by issuers, is as follows:

Financial assets designated at fair value through other comprehensive income: Debt Securities. June 2019 (Millions of Euros)
	AmortizedCost (*)	UnrealizedGains	UnrealizedLosses	Fair Value
Domestic Debt Securities	26.138	1.085	(10)	27.213
Spanish Government and other Spanish government agency debt securities	24.304	967	(10)	25.261
Securities issued by credit institutions	894	73	-	967
Securities issued by other issuers	940	45	-	984
Foreign Debt Securities	33.529	523	(548)	33.506
Mexico	6.209	17	(77)	6.150
Mexican Government and other Mexican government agency debt securities	5.249	15	(54)	5.210
Securities issued by credit institutions	68	-	(1)	68
Securities issued by other issuers	892	2	(22)	872
The United States	11.442	87	(80)	11.449
Government securities	8.220	61	(32)	8.248
US Treasury and other US Government agencies	4.831	52	(8)	4.874
States and political subdivisions	3.389	9	(24)	3.374
Securities issued by credit institutions	98	2	-	100
Securities issued by other issuers	3.124	24	(48)	3.100
Turkey	4.033	17	(293)	3.756
Turkey Government and other Turkish government agency debt securities	3.893	17	(290)	3.620
Securities issued by credit institutions	140	-	(4)	136
Other countries	11.845	403	(98)	12.150
Other foreign governments and other government agency debt securities	6.659	237	(56)	6.840
Securities issued by Central Banks	1.278	3	(7)	1.273
Securities issued by credit institutions	1.715	117	(18)	1.814
Securities issued by other issuers	2.194	46	(16)	2.224
Total	59.667	1.608	(558)	60.718

(*) The amortized cost includes portfolio gains/losses linked to insurance contracts in which the policyholder assumes the risk in case of redemption.

Financial assets designated at fair value through other comprehensive income: Debt Securities. December 2018 (Millions of Euros)
	AmortizedCost (*)	UnrealizedGains	UnrealizedLosses	FairValue
Domestic Debt Securities	18.802	761	(10)	19.553
Spanish Government and other Spanish government agency debt securities	17.205	661	(9)	17.857
Securities issued by credit institutions	793	63	-	855
Securities issued by other issuers	804	37	(1)	841
Foreign Debt Securities	34.521	392	(758)	34.157
Mexico	6.299	6	(142)	6.163
Mexican Government and other Mexican government agency debt securities	5.286	4	(121)	5.169
Securities issued by credit institutions	35	-	(1)	34
Securities issued by other issuers	978	2	(20)	961
The United States	14.507	47	(217)	14.338
Government securities	11.227	37	(135)	11.130
US Treasury and other US Government agencies	7.285	29	(56)	7.258
States and political subdivisions	3.942	8	(79)	3.872
Securities issued by credit institutions	49	1	-	50
Securities issued by other issuers	3.231	9	(82)	3.158
Turkey	4.164	20	(269)	3.916
Turkey Government and other Turkish government agency debt securities	4.007	20	(256)	3.771
Securities issued by credit institutions	157	-	(13)	145
Other countries	9.551	319	(130)	9.740
Other foreign governments and other government agency debt securities	4.510	173	(82)	4.601
Securities issued by Central Banks	987	2	(4)	986
Securities issued by credit institutions	1.856	111	(20)	1.947
Securities issued by other issuers	2.197	33	(25)	2.206
Total	53.323	1.153	(768)	53.709

(*) The amortized cost includes portfolio gains/losses linked to insurance contracts in which the policyholder assumes the risk in case of redemption.

The credit ratings of the issuers of debt securities as of June 30, 2019 and December 31, 2018, are as follows:

Debt Securities by Rating
	June 2019		December 2018
	Fair Value(Millions of Euros)%		Fair Value(Millions of Euros)%
AAA	1.785	2,9%	531	1,0%
AA+	8.848	14,6%	13.100	24,4%
AA	257	0,4%	222	0,4%
AA-	307	0,5%	409	0,8%
A+	2.453	4,0%	632	1,2%
A	578	1,0%	687	1,3%
A-	11.389	18,8%	18.426	34,3%
BBB+	22.439	37,0%	9.195	17,1%
BBB	3.947	6,5%	4.607	8,6%
BBB-	1.868	3,1%	1.003	1,9%
BB+ or below	4.706	7,8%	4.453	8,3%
Without rating	2.140	3,5%	445	0,8%
Total	60.718	100%	53.709	100%

12.3 Equity instruments

The breakdown of the balance under the heading "Equity instruments at fair value through other comprehensive income" of the accompanying condensed interim consolidated financial statements as of June 30, 2019 and December 31, 2018, is as follows:

Financial assets designated at fair value through other comprehensive income: Equity instruments. June 2019 (Millions of Euros)
	Amortized Cost	UnrealizedGains	UnrealizedLosses	Fair Value
Equity instruments listed	2.274	71	(254)	2.091
Listed Spanish company shares	2.172	-	(242)	1.930
Listed foreign company shares	102	71	(13)	161
United States	30	40	-	70
Mexico	1	28	-	29
Turkey	3	-	(1)	2
Other countries	68	2	(12)	59
Unlisted equity instruments	459	63	(1)	521
Unlisted Spanish company shares	6	1	-	6
Unlisted foreign companies shares	454	62	(1)	515
United States	389	28	-	416
Turkey	5	4	-	9
Other countries	59	31	(1)	89
Total	2.734	134	(255)	2.613

Financial assets designated at fair value through other comprehensive income: Equity Instruments. December 2018 (Millions of Euros)
	Amortized Cost	UnrealizedGains	UnrealizedLosses	FairValue
Equity instruments listed	2.262	43	(222)	2.083
Listed Spanish company shares	2.172	-	(210)	1.962
Listed foreign company shares	90	43	(12)	121
United States	20	17	-	37
Mexico	1	25	-	26
Turkey	3	-	(1)	2
Other countries	66	1	(11)	56
Unlisted equity instruments	459	55	(1)	513
Unlisted Spanish company shares	6	1	-	7
Unlisted foreign companies shares	453	54	(1)	506
United States	388	23	-	411
Turkey	6	4	-	10
Other countries	59	27	(1)	85
Total	2.721	98	(223)	2.595

12.4 Gains/losses

Debt securities

The changes in the gains/losses (net of taxes) recognized during the six months ended June 30, 2019 and in the year ended December 31, 2018 under the equity heading “Accumulated other comprehensive income – Items that may be reclassified to profit or loss - Financial assets at fair value through other comprehensive income” in the accompanying consolidated balance sheets are as follows:

Accumulated other comprehensive income-Items that may be reclassified to profit or loss - Financial assets at fair value through other comprehensive income (Millions of Euros)
	Notes	June 2019	December 2018
Balance at the beginning		943	1.557
Effect of changes in accounting policies (IFRS 9)			(58)
Valuation gains and losses		1.007	(640)
Amounts transferred to income		(27)	(137)
Income tax		(284)	221
Balance at the end	27	1.639	943

Equity instruments

The changes in the gains/losses (net of taxes) recognized during the six months ended June 30, 2019 and in the year ended December 31, 2018 under the equity heading “Accumulated other comprehensive income – Items that will not be reclassified to profit or loss - Fair value changes of equity instruments measured at fair value through other comprehensive income” in the accompanying consolidated balance sheets are as follows:

Accumulated other comprehensive income-Items that may be reclassified to profit or loss - Financial assets at fair value through other comprehensive income (Millions of Euros)
	Notes	June 2019	December 2018
Balance at the beginning		(155)	84
Effect of changes in accounting policies (IFRS 9)			(40)
Valuation gains and losses		(1)	(174)
Income tax		(7)	(25)
Balance at the end	27	(164)	(155)